Consolidated Statements of Stockholders' Equity (USD $) In Millions, except Share data, unless otherwise specified		Total	Common Stock [Member]		Additional Paid-In Capital [Member]		Treasury Stock [Member]		Retained Earnings [Member]	Accumulated Other Comprehensive (Loss) Income [Member]		Noncontrolling Interests [Member]
Balance at Jan. 01, 2011 (Scenario, Previously Reported [Member])									$ 6,846.2
Balance (Restatement Adjustment [Member])	[1]								(24.2)
Balance at Jan. 01, 2011			6.0		4,363.1		(6,283.8)		6,822.0	88.0		4.4
Balance, treasury stock (shares) at Jan. 01, 2011							(231,800,000)
Balance (in shares) at Jan. 01, 2011			599,800,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Options exercised			0
Share-based employee compensation					50.0
Options exercised/cancelled, net					53.7
Initial public offering of Blackhawk					0
Purchase of treasury stock		(1,588.2)					(1,588.2)
Net income attributable to Safeway Inc.		516.7							516.7
Cash dividends declared									(187.6)
Translation adjustments		8.8								8.8
Pension and post-retirement benefits adjustment to funded status, net of tax										(210.3)
Recognition of pension and post-retirement benefits actuarial loss, net of tax		51.0								51.0
Sale of Canada Safeway Limited	[2]									0
Noncontrolling interests acquired through Retailo and InteliSpend acquisitions												0
Net earnings attributable to noncontrolling interests, net of tax												1.5
Retirement of treasury stock	[3]		0		0		0		0
Other, net of tax					(2.9)	[4]	(2.4)			1.0		0.1	[4]
Options exercised (in shares)			3,200,000
Restricted stock grants (in shares)			1,500,000
Performance share awards (in shares)			0
Purchase of treasury stock (in shares)		(76,100,000)					(76,100,000)
Retirement of treasury stock (in shares)	[3]		0				0
Other, net of tax (in shares)							0
Balance at Dec. 31, 2011		3,691.1	6.0		4,463.9		(7,874.4)		7,151.1	(61.5)		6.0
Balance, treasury stock (shares) at Dec. 31, 2011							(307,900,000)
Balance (in shares) at Dec. 31, 2011			604,500,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Options exercised			0.1
Share-based employee compensation					55.1
Options exercised/cancelled, net					(11.9)
Initial public offering of Blackhawk					0
Purchase of treasury stock		(1,240.3)					(1,240.3)
Net income attributable to Safeway Inc.		596.5							596.5
Cash dividends declared									(162.0)
Translation adjustments		(3.1)								(3.1)
Pension and post-retirement benefits adjustment to funded status, net of tax										(79.7)
Recognition of pension and post-retirement benefits actuarial loss, net of tax		69.5								69.5
Sale of Canada Safeway Limited	[2]									0
Noncontrolling interests acquired through Retailo and InteliSpend acquisitions												0
Net earnings attributable to noncontrolling interests, net of tax												1.6
Retirement of treasury stock	[3]		0		0		0		0
Other, net of tax					(1.5)	[4]	(5.1)			1.0		(2.1)	[4]
Options exercised (in shares)			100,000
Restricted stock grants (in shares)			700,000
Performance share awards (in shares)			0
Purchase of treasury stock (in shares)		(57,600,000)					(57,600,000)
Retirement of treasury stock (in shares)	[3]		0				0
Other, net of tax (in shares)							(300,000)
Balance at Dec. 29, 2012		2,909.2	6.1		4,505.6		(9,119.8)		7,585.6	(73.8)		5.5
Balance, treasury stock (shares) at Dec. 29, 2012		(365,800,000)					(365,800,000)
Balance (in shares) at Dec. 29, 2012			605,300,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Options exercised			0
Share-based employee compensation					59.1
Options exercised/cancelled, net					210.6
Initial public offering of Blackhawk					161.5
Purchase of treasury stock		(663.7)					(663.7)
Net income attributable to Safeway Inc.		3,507.5							3,507.5
Cash dividends declared									(185.5)
Translation adjustments		(65.0)								(65.0)
Pension and post-retirement benefits adjustment to funded status, net of tax										179.5
Recognition of pension and post-retirement benefits actuarial loss, net of tax		66.3								66.3
Sale of Canada Safeway Limited		(377.0)								(377.0)	[2]
Noncontrolling interests acquired through Retailo and InteliSpend acquisitions												6.9
Net earnings attributable to noncontrolling interests, net of tax												14.7
Retirement of treasury stock	[3]		(3.7)		(2,989.0)		9,313.4		(6,320.7)
Other, net of tax					34.1	[4]	(10.5)			(1.1)		28.5	[4]
Options exercised (in shares)			9,600,000
Restricted stock grants (in shares)			500,000
Performance share awards (in shares)			400,000
Purchase of treasury stock (in shares)		(19,500,000)					(19,500,000)
Retirement of treasury stock (in shares)		(371,600,000)	(371,600,000)	[3]			(371,600,000)	[3]
Other, net of tax (in shares)							(400,000)
Balance at Dec. 28, 2013		$ 5,875.1	$ 2.4		$ 1,981.9		$ (480.6)		$ 4,586.9	$ (271.1)		$ 55.6
Balance, treasury stock (shares) at Dec. 28, 2013		(14,100,000)					(14,100,000)
Balance (in shares) at Dec. 28, 2013			244,200,000

[1]	2012 and 2011 have been corrected for the prior period adjustment discussed in Note A under the caption "Corrections to Previously Reported Financial Statements."
[2]	Safeway completed the sale of CSL in 2013. See Note A under the caption "The Company."
[3]	Safeway retired 371.6 million treasury shares in 2013. See Note K under the caption "Shares Repurchased."
[4]	Primarily results from Blackhawk IPO.